Note 11 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2018	2019	2020
Income:
Net income / (loss)	1,119,735	16,497	(5,877,861)
Dividends to Series B preferred shares	(565,229)	(1,748,981)	(1,573,874)
Preferred deemed dividend	-	(185,665)	-
Net income / (loss) attributable to common shareholders	554,506	(1,918,149)	(7,451,735)
Weighted average common shares – outstanding, basic and diluted	2,232,821	2,251,439	2,275,062
Basic and diluted earnings / (loss) per share	0.25	(0.85)	(3.28)